Schedule of Prepayments and Other Current Assets (Details) (Parentheticals) - Baohe Holdings Limited [Member] ¥ in Millions	Jun. 15, 2024 CNY (¥)
Principal loan amount	¥ 10.0
Interest rate	5.00%